Document and Entity Information	0 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 01, 2013
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Apr. 08, 2014
Document Effective Date	Apr. 08, 2014
Prospectus Date	Apr. 01, 2013